Client Name:	Chimera
Client Project Name:	CIM 2019-R5
Start - End Dates:	12/2014 - 09/2018
Deal Loan Count:	150
Report Run Date:	11/XX/2019

Conditions Report 2.0

Loans in Report:	150
Loans with Conditions:	95

193 - Total Active Conditions
13 - Material Conditions
13 - Compliance Review Scope
10 - Category: Documentation
2 - Category: Federal Consumer Protection
1 - Category: State Consumer Protection
180 - Non-Material Conditions
180 - Compliance Review Scope
1 - Category: APR Tolerance
4 - Category: Borrower's Interest
9 - Category: Documentation
88 - Category: Federal Consumer Protection
12 - Category: Finance Charge Tolerance
1 - Category: Repayment Ability
24 - Category: RESPA
21 - Category: Right of Rescission
5 - Category: Section 35
4 - Category: State Consumer Protection
2 - Category: State Prepayment Penalty
9 - Category: TILA
14 - Total Satisfied Conditions

14 - Compliance Review Scope
1 - Category: Compliance Manual
6 - Category: Documentation
2 - Category: Federal Consumer Protection
3 - Category: RESPA
1 - Category: Right of Rescission
1 - Category: TILA
0 - Total Waived Conditions

©2019 Clayton Services LLC. All rights reserved. Ownership and use of this report is governed by the legal agreement between Clayton and the party for which it was prepared. Any use not expressly authorized by such agreement, including reliance on this report by anyone other than such party, is prohibited.